Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical)	Dec. 31, 2024 $ / shares
Statement of Stockholders' Equity [Abstract]
Shares issued price for service	$ 12.04
Shares issued price for payable	5.20
Shares issued price for note settlement	5.20
Shares issued price for service, one	$ 10.92